Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs, Dividends, Treasury stock (Details)
$ / shares in Units, ¥ in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) segment shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Aug. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Employee Benefits
Employee benefit expenses | ¥			¥ 14,210	¥ 13,343		¥ 13,413
Government Subsidies
Dividends | $					$ 0
Repurchase of ordinary shares (in shares) | shares			23,614,560	20,474,577	20,474,577	0
Repurchase of ordinary shares | ¥			¥ 51,213	¥ 44,892		¥ 0
Treasury stock reissued | shares			80,883	105,642	105,642	151,485
Cancelled treasury shares that previously issued | shares			44,005,197
Segment Reporting
Number of reportable segments | segment			1
2024 Share Repurchase Program
Government Subsidies
Stock repurchase program, authorized amount | $								$ 10,000
2025 Share Repurchase Program
Government Subsidies
Stock repurchase program, authorized amount | $							$ 10,000
2026 ADividends | Subsequent event
Government Subsidies
Cash dividend (in dollars per share) | $ / shares	$ 0.0399
Dividends payable, date of record	May 04, 2026
2025 ADividends
Government Subsidies
Cash dividend (in dollars per share) | $ / shares		$ 0.012
Dividends payable, date of record		Mar. 27, 2025
Government Subsidies
Government Subsidies
Government subsidies | ¥			¥ 1,083	¥ 1,346		¥ 7,009
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net